Equity securities and other investments	12 Months Ended
Mar. 31, 2021
Equity securities and other investments
Equity securities and other investments

11.  Equity securities and other investments

	As of March 31, 2020
		Cumulative
	Original	net	Carrying
	cost	losses	value

	(in millions of RMB)
Equity securities:
Listed equity securities	68,488	(2,185)	66,303
Investments in privately held companies	92,832	(5,279)	87,553
Debt investments	14,685	(2,978)	11,707
	176,005	(10,442)	165,563

	As of March 31, 2021
		Cumulative
	Original	net gains	Carrying
	cost	(losses)	value

	(in millions of RMB)
Equity securities:
Listed equity securities	83,099	41,742	124,841
Investments in privately held companies	107,395	(6,708)	100,687
Debt investments	22,412	(912)	21,500
	212,906	34,122	247,028

Details of the significant additions during the years ended March 31, 2019, 2020 and 2021 are set out in Note 4.

11.  Equity securities and other investments (Continued)

Equity securities

For equity securities which were still held as of March 31, 2019, 2020 and 2021, net unrealized gains (losses), including impairment losses, of RMB598 million, RMB(15,264) million and RMB45,139 million, respectively, were recognized in interest and investment income, net, for the years ended March 31, 2019, 2020 and 2021.

Investments in privately held companies include equity investments for which the Company elected to account for using the measurement alternative (Note 2(t)), for which the carrying value as of March 31, 2020 and 2021 were RMB80,939 million and RMB96,946 million, respectively.

For equity investments accounted for using the measurement alternative as of March 31, 2020, the Company recorded cumulative upward adjustments of RMB15,189 million and cumulative impairments and downward adjustments of RMB20,413 million. For these investments, the Company recorded upward adjustments of RMB4,528 million and impairments and downward adjustments of RMB11,031 million during the year ended March 31, 2020.

For equity investments accounted for using the measurement alternative as of March 31, 2021, the Company recorded cumulative upward adjustments of RMB16,351 million and cumulative impairments and downward adjustments of RMB24,008 million. For these investments, the Company recorded upward adjustments of RMB6,061 million and impairments and downward adjustments of RMB8,042 million during the year ended March 31, 2021.

Debt investments

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2020 and 2021 were RMB4,704 million and RMB11,343 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was (lower) higher than their aggregate unpaid principal balance as of March 31, 2020 and 2021 by RMB(1,576) million and RMB90 million, respectively. Unrealized gains (losses) recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB44 million, RMB(1,651) million and RMB1,573 million during the years ended March 31, 2019, 2020 and 2021, respectively.

Debt investments also include debt investments accounted for at amortized cost, for which the allowance for credit losses as of March 31, 2020 and 2021 were RMB1,436 million and RMB1,110 million, respectively.

During the years ended March 31, 2019, 2020 and 2021, impairment losses on these debt investments of RMB546 million, RMB890 million and RMB175 million, respectively, were recorded in interest and investment income, net in the consolidated income statements.

The carrying amount of debt investments accounted for at amortized cost approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.